Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2007	Aug. 31, 2011	Nov. 30, 2010
Statement of Stockholders' Equity [Abstract]
Common shares sold for cash (in Dollars)	$ 480
Common shares sold for cash (per share)	$ 0.000125
Common shares sold for cash (in Dollars)	317
Common shares sold for cash (per share)	$ 0.00125
Beneficial conversion feature, Promissory Note (in Dollars)			50,000
Excess of fair value of common stock over notes payable (in Dollars)			664,155
Issuance of convertible notes (in Dollars)		1,452,500
Excess of fair value of common stock charged to professional fees (in Dollars)		3,639,669
Excess of fair value of common stock charged to loss on conversion of notes payable to investors (in Dollars)		$ 518,070